Private Placement - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions			3 Months Ended	7 Months Ended
	Aug. 11, 2020	Aug. 07, 2020	Mar. 31, 2021	Dec. 31, 2020
Private Placement (Textual)
Warrants issued (in Shares)				722,586
Holicity Inc.
Private Placement (Textual)
Warrant exercisable price per share	$ 11.50			$ 11.50
Holicity Inc. | Private Placement [Member]
Private Placement (Textual)
Warrants issued (in Shares)	333,333	5,000,000	5,333,333	5,333,333
Price per warrants issued	$ 1.50	$ 1.50		$ 1.50
Gross proceeds (in Dollars)	$ 0.5	$ 7.5		$ 8.0
Holicity Inc. | Common Class A
Private Placement (Textual)
Minimum warrants price redemption in cash per share			$ 10.00
Maximum warrants price redemption in cash per share			$ 18.00